Investments in associate	12 Months Ended
Apr. 30, 2025
Investment property [abstract]
Investments in associate [Text Block]

5. Investments in associate

Plan of Arrangement - Spin out of Vizsla Royalties Corp.

On January 17, 2024, the Company announced an arrangement with its subsidiary Vizsla Royalties Corp. or ("Spinco"), referring to the newly formed legal entity, that will be created from the spin-off of Vizsla Silver, which holds a net smelter royalty (NSR) on the Panuco silver-gold project in Sinaloa, Mexico. Under the arrangement, Vizsla Silver shareholders received one new Vizsla Silver share, one-third of a Spinco share, and one-third of a Spinco warrant for each Vizsla Silver share held. As a result, Spinco ceased being a wholly owned subsidiary of Vizsla Silver.

The Arrangement was approved by shareholders on June 17, 2024, received court approval on June 19, and final TSX Venture Exchange ("TSX-V") approval on June 20, 2024. Spin out was completed on June 24, 2024. Shareholders received one new Vizsla Silver share and 0.3333 Spinco shares for each Vizsla Silver share held as of June 21, 2024.

Upon completion of the spin out arrangement, the Company retained 83,000,000 shares of Spinco. The Company received $470,081 in cash and 32,186,240 Spinco shares at $0.06 to offset a $2,079,393 loan, resulting in a gain on settlement of debt at $321,862, and increasing its total holdings to 115,186,240 shares.

On July 29, 2024, Spinco completed the non-brokered private placement, raising gross proceeds of $5,000,000. Spinco shares began trading on the TSX-V under the symbol VROY on August 26, 2024.

On July 29, 2024, Vizsla Silver recorded a total of $11,649,084 gain in the derecognition of the investment of Spinco as a subsidiary. The common shares and warrants of Spinco were treated as a distribution of capital to the Company's shareholders for a gain of $6,669,084 fair value (80,493,651 shares at $0.06 per share, for $4,829,619, and 80,493,651 warrants valued at $1,839,465 using the Black-Scholes pricing model). The retained interest in Spinco held by Vizsla Silver, fair value was $4,980,000 (83,000,000 Spinco shares at $0.06 per share).

On August 6, 2024, Spinco consolidated its common shares at a 10-to-1 ratio, as approved by the Board.

The Company still intends to make an additional $3,500,000 loan to Spinco.

In addition, Viszla Silver recorded a total of $2,100,337 gain on disposal of Spinco assets at the amount of $248,181 and liabilities at the amount of $2,348,518.

In accordance with IFRIC 17, the Company recorded a total gain of $13,749,421 from the spin-out in its annual consolidated financial statements of loss and comprehensive loss for the year ended April 30, 2025.

The fair value of Spinco's warrants granted in the year ended April 30, 2025, was calculated as of the grant date using the Black-Scholes pricing model with the following assumptions:

Risk Free Interest Rate	3.94%
Expected Dividend Yield	-
Expected Volatility	107.52%
Expected Term in Years	0.47 years

As of April 30, 2025, the Company holds a 32.89% interest in Spinco and after assessing if there is any other indicative of control, it was concluded that Spinco is now an associate that is accounted following the equity method and is no longer consolidated after completion of spin out arrangement.

As a result, the Company recorded a share of loss in associate of $493,423 for the year ended April 30, 2025 (April 30, 2024 - $nil). The dilution of ownership percentage is due to the issuance of equity instruments by Spinco which the Company was not involved with, and it was treated as a deemed disposal. The investment continuity schedule is provided below:

	Ownership	Addition of an associate	Share of loss of an associate	Deemed disposal gain (1)	Balance
	%	$	$	$	$
April 30, 2024	100	-	-	-	-
April 30, 2025	32.89	6,911,174	(1,396,134)	1,889,557	7,404,597

(1) During the year ended April 30, 2025, Spinco raised cash of which the Company was not a part of. As such, the result was analyzed as deemed disposal gain since there was a dilution in the ownership percentage without the loss of significant influence with an increase in cash, which becomes attributable to the Company.